Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

11. Leases

The Group has office space under non-cancelable operating lease agreement.

A summary of supplemental information related to operating leases as of December 31, 2020 is as follows:

	December 31,
	2020
	RMB‘000
Operating lease right-of-use assets, net	27,365
Operating lease liabilities-current	(15,132)
Operating lease liabilities-non-current	(12,426)
Total operating lease liabilities	(27,558)
Weighted average remaining lease term	2.02	years
Weighted average discount rate	4.75%

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive income/(loss) and supplemental cash flow information related to operating leases is as follows:

December 31,
2020
RMB‘000
Operating lease cost	15,306
Short-term lease cost	675
Total *	15,981
Cash paid for operating leases	(15,634)

* The lease expenses based on ASC 840 were RMB  10.25 million and RMB  16.21 million for the years ended December 31, 2018 and 2019, respectively.

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2020 is as follows:

December 31,
2020
RMB‘000
2021	14,801
2022	13,575
2023	508
2024 and thereafter	260
Total lease payment	29,144
Less: interest	1,586
Present value of operating lease liabilities	27,558

As of December 31, 2019, the future minimum lease payments under the Group’s non-cancelable operating lease agreements based on ASC 840 are as follows:

December 31,
2019
RMB‘000
2020	15,584
2021	14,801
2022	13,575
2023	508
2024	260
Total future lease payment	44,728